Expense Example {- Fidelity® Puritan® Fund} - 08.31 Fidelity Puritan Fund Retail PRO-08 - Fidelity® Puritan® Fund - Fidelity Puritan Fund-Retail Class	Oct. 30, 2021 USD ($)
Expense Example:
1 year	$ 52
3 years	164
5 years	285
10 years	$ 640